Prepaid expenses (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses
Schedule of Prepaid Expenses
	September 30, 2024	September 30, 2023
Prepaid expenses	612	486
Prepaid insurance	54	108
Prepaid purchases	6,981	5,403
	7,647	5,997